Consolidated Schedule of Investments (unaudited) August 31, 2020	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 0.2%
Jinyu Bio-Technology Co. Ltd., Class A	98,807	$414,670

Chemicals — 3.6%
CF Industries Holdings, Inc.	25,412	829,194
FMC Corp.	16,107	1,721,194
Koninklijke DSM NV	7,574	1,212,981
Robertet SA	849	960,778
Symrise AG	11,046	1,527,645
Umicore SA	1,273	58,431
UPL Ltd.	197,593	1,359,207

		7,669,430

Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	101,919	1,424,828

Energy Equipment & Services — 0.4%
Baker Hughes Co.	20,840	297,595
Schlumberger NV	31,532	599,423

		897,018

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	4,031	1,401,417
Grocery Outlet Holding Corp.(a)	36,293	1,492,731
Kroger Co.	20,798	742,073
Total Produce PLC	749,030	1,014,864

		4,651,085

Food Products — 6.1%
Barry Callebaut AG, Registered Shares	179	396,843
Bunge Ltd.	17,481	797,483
Calavo Growers, Inc.	15,135	960,618
Cranswick PLC	26,911	1,333,965
Freshpet, Inc.(a)(b)	6,865	779,864
Gruma SAB de CV, Class B	98,706	1,166,050
Hormel Foods Corp.	22,361	1,139,964
JBS SA	201,058	821,334
Kerry Group PLC, Class A	11,871	1,558,886
Nestlé SA, Registered Shares	13,500	1,626,036
Norway Royal Salmon ASA	11,201	283,351
Pilgrim’s Pride Corp.(a)	30,686	490,976
Salmar ASA(a)	20,550	1,111,796
Tyson Foods, Inc., Class A	8,211	515,651

		12,982,817

Hotels, Restaurants & Leisure — 0.5%
Restaurant Brands International, Inc.	19,752	1,069,373

Internet & Direct Marketing Retail — 1.3%
Delivery Hero SE(a)(c)	5,071	545,539
HelloFresh SE(a)	14,967	769,801
Meituan Dianping, Class B(a)	18,400	606,541
Ocado Group PLC(a)	23,591	785,701

		2,707,582

Machinery — 1.1%
Ag Growth International, Inc.	22,215	608,875
Deere & Co.	3,339	701,390
Marel HF	179,898	931,813

		2,242,078

Metals & Mining — 18.6%
Agnico Eagle Mines Ltd.	18,862	1,555,119
Alacer Gold Corp.(a)	23,504	162,358
Alamos Gold, Inc., Class A	5,539	57,966
Anglo American PLC	51,172	1,257,542
AngloGold Ashanti Ltd., ADR	4,169	123,027

Security	Shares	Value

Metals & Mining (continued)
ArcelorMittal SA(a)	34,047	$428,879
B2Gold Corp.	124,648	837,135
Barrick Gold Corp.	135,143	4,006,990
Bellevue Gold Ltd.(a)	51,588	39,138
BHP Group PLC	95,661	2,177,470
BlueScope Steel Ltd.	50,544	472,088
Centamin PLC	110,992	311,797
Centerra Gold, Inc.	42,229	550,060
Endeavour Mining Corp.(a)	20,416	565,985
Equinox Gold Corp.(a)	5,050	66,012
ERO Copper Corp.(a)	14,296	217,999
Evolution Mining Ltd.	175,492	717,550
First Quantum Minerals Ltd.	56,017	554,437
Fortescue Metals Group Ltd.	72,006	920,337
Franco-Nevada Corp.	6,695	1,006,906
Freeport-McMoRan, Inc.	89,968	1,404,400
Gold Fields Ltd., ADR	83,021	1,081,764
Gold Road Resources Ltd.(a)	12,234	14,039
Iluka Resources Ltd.	36,673	273,336
Impala Platinum Holdings Ltd.	63,105	581,658
Ivanhoe Mines Ltd., Class A(a)	45,147	178,255
Kinross Gold Corp.(a)	100,611	893,223
Kirkland Lake Gold Ltd.	27,727	1,477,384
Lundin Mining Corp.	112,811	706,609
Lynas Corp. Ltd.(a)	46,734	83,832
Metro Mining Ltd.(a)	265,086	13,099
MMC Norilsk Nickel PJSC, ADR	12,406	325,590
Neo Lithium Corp.(a)	143,078	74,591
Nevada Copper Corp.(a)(b)	397,646	38,108
Newcrest Mining Ltd.	23,608	555,936
Newmont Corp.	62,004	4,171,629
Nickel Mines Ltd.(a)	554,733	277,869
Northam Platinum Ltd.(a)	30,478	287,743
Northern Star Resources Ltd.	78,990	795,972
OceanaGold Corp.(a)	45,009	103,866
Osisko Gold Royalties Ltd.	5,001	61,345
OZ Minerals Ltd.	46,517	500,442
Pan American Silver Corp.	2,648	95,752
Polymetal International PLC	32,667	886,517
Polyus PJSC, GDR	4,779	584,830
Pretium Resources, Inc.(a)	13,013	167,108
Rio Tinto PLC	32,832	2,041,845
Saracen Mineral Holdings Ltd.(a)	139,172	535,254
Sibanye Stillwater Ltd.(a)	20,498	62,747
Sierra Metals, Inc.(a)	14,037	23,138
Sigma Lithium Resources Corp.(a)	125,653	217,714
Sociedad Minera Cerro Verde SAA(a)	12,164	237,198
SolGold PLC(a)(b)	349,266	120,456
SSR Mining, Inc.(a)(b)	12,938	277,520
Steel Dynamics, Inc.	16,905	499,036
Stelco Holdings, Inc.	8,085	58,514
Teck Resources Ltd., Class B	41,375	477,081
Teranga Gold Corp.(a)	11,795	137,270
Titan Mining Corp.(a)	159,796	45,941
Torex Gold Resources, Inc.(a)	17,371	268,219
Vale SA, ADR	132,512	1,457,632
Wheaton Precious Metals Corp.	19,096	1,019,839

		39,143,096

Oil, Gas & Consumable Fuels — 9.9%
Aker BP ASA	11,877	236,257
BP PLC	467,929	1,632,508
Cairn Energy PLC(a)	110,228	207,761

1

Consolidated Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.	10,489	$206,829
Chevron Corp.	35,637	2,991,013
CNOOC Ltd.	307,000	347,894
Concho Resources, Inc.	6,519	338,858
ConocoPhillips	25,205	955,017
Enbridge, Inc.	15,244	487,700
EOG Resources, Inc.	12,772	579,083
Exxon Mobil Corp.	9,156	365,691
Galp Energia SGPS SA	40,590	435,860
Gazprom PJSC, ADR	23,369	113,842
Hess Corp.	13,427	618,179
Kinder Morgan, Inc.	67,018	926,189
Kosmos Energy Ltd.	153,885	226,211
LUKOIL PJSC, ADR	2,764	188,704
Lundin Energy AB	19,919	487,530
Marathon Petroleum Corp.	16,225	575,339
Oil Search Ltd.	96,295	232,156
Petroleo Brasileiro SA, ADR	27,888	227,845
Pioneer Natural Resources Co.	6,958	723,145
Royal Dutch Shell PLC, A Shares	137,582	2,025,167
Santos Ltd.	72,937	304,809
Suncor Energy, Inc.	52,014	834,633
TC Energy Corp.	21,754	1,017,194
TOTAL SE	54,933	2,179,298
Valero Energy Corp.	10,408	547,357
Williams Cos., Inc.	43,411	901,212

		20,913,281

Personal Products — 1.1%
BellRing Brands, Inc., Class A(a)	45,132	877,366
Jamieson Wellness, Inc.	47,229	1,367,608

		2,244,974

Pharmaceuticals — 0.0%
StillCanna, Inc.(a)(d)	440,928	28,903

Specialty Retail — 0.8%
Tractor Supply Co.	11,237	1,672,403

Total Long-Term Investments — 46.5% (Cost: $77,023,444)		98,061,538

Security	Shares		Value

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%(e)(f)		5,866,691	$5,866,691
SL Liquidity Series, LLC, Money Market Series, 0.31%(e)(f)(g)		587,443	587,737

			6,454,428

	Par (000)

U.S. Treasury Obligations — 46.9%
U.S. Treasury Bills 0.20%, 09/10/20(h)	USD	16,000	15,999,645
0.18%, 10/08/20(h)		16,000	15,998,417
0.14%, 11/05/20(h)		16,000	15,997,039
0.16%, 12/03/20(h)		17,000	16,994,730
0.13%, 01/07/21(h)		17,000	16,992,445
0.11%, 02/04/21(h)		17,000	16,991,344

			98,973,620

Total Short-Term Securities — 50.0% (Cost: $105,423,652)			105,428,048

Total Investments — 96.5% (Cost: $182,447,096)			203,489,586

Other Assets Less Liabilities — 3.5%			7,474,797

Net Assets — 100.0%			$210,964,383

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,663,663	$1,203,028	(a)	$—	$—	$—	$5,866,691	5,866,691	$798		$—
SL Liquidity Series, LLC, Money Market Series	487,626	100,799	(a)	—	(578)	(110)	587,737	587,443	2,998	(b)	—

					$(578)	$(110)	$6,454,428		$3,796		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

2

Consolidated Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Commodity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	873	$25,773	$—	$25,773
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	1,521	(385,542)	—	(385,542)
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	01/22/21	USD	23,085	(653,106)	—	(653,106)
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	01/29/21	USD	1,257	8,978	—	8,978
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMINTR	At Termination	Goldman Sachs International	02/08/21	USD	970	105,669	—	105,669
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	02/08/21	USD	651	194,544	—	194,544
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	02/08/21	USD	1,203	(29,552)	—	(29,552)
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	02/08/21	USD	140	(33,404)	—	(33,404)
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	1,675	133,870	—	133,870
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	4,125	796,165	—	796,165
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	1,819	41,020	—	41,020
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	9,114	3,007,762	—	3,007,762
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	8,498	412,125	—	412,125
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	1,512	261,648	—	261,648
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	1,086	275,466	—	275,466
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/19/21	USD	998	150,495	—	150,495
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/27/21	USD	769	122,686	—	122,686
3-month U.S. Treasury Bill, 0.14%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	05/28/21	USD	1,400	219,678	—	219,678
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	06/01/21	USD	1,642	239,244	—	239,244

3

Consolidated Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/03/21	USD	917	$126,741	$—	$126,741
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/08/21	USD	1,622	203,144	—	203,144
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	06/22/21	USD	1,574	187,835	—	187,835
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMLITR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	951	48,512	—	48,512
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMENTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	4,872	767,084	—	767,084
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMAGTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	4,551	269,886	—	269,886
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	1,159	110,796	—	110,796
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMINTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	2,974	423,218	—	423,218
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	288	41,140	—	41,140
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMPRTR	At Termination	JPMorgan Chase Bank N.A.	07/01/21	USD	4,744	870,020	—	870,020
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	07/02/21	USD	1,007	117,767	—	117,767
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	07/12/21	USD	1,135	113,688	—	113,688
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	07/13/21	USD	1,099	112,698	—	112,698
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	07/26/21	USD	1,000	75,748	—	75,748
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	08/02/21	USD	503	28,462	—	28,462
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	08/02/21	USD	386	13,767	—	13,767
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	08/06/21	USD	1,002	27,704	—	27,704
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	08/13/21	USD	1,228	42,934	—	42,934

4

Consolidated Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Commodity Strategies Fund

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	08/25/21	USD	1,026	$19,756	$—	$19,756
3-month U.S. Treasury Bill, 0.11%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	08/31/21	USD	2,080	6,754	—	6,754

								$8,501,173	$—	$8,501,173

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$—	$414,670	$—	$414,670
Chemicals	2,550,388	5,119,042	—	7,669,430
Containers & Packaging	1,424,828	—	—	1,424,828
Energy Equipment & Services	897,018	—	—	897,018
Food & Staples Retailing	3,636,221	1,014,864	—	4,651,085
Food Products	6,671,940	6,310,877	—	12,982,817
Hotels, Restaurants & Leisure	1,069,373	—	—	1,069,373
Internet & Direct Marketing Retail	769,801	1,937,781	—	2,707,582
Machinery	1,310,265	931,813	—	2,242,078
Metals & Mining	25,010,685	14,132,411	—	39,143,096
Oil, Gas & Consumable Fuels	12,729,256	8,184,025	—	20,913,281
Personal Products	2,244,974	—	—	2,244,974
Pharmaceuticals	—	—	28,903	28,903
Specialty Retail	1,672,403	—	—	1,672,403

5

Consolidated Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Commodity Strategies Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,866,691	$—	$—	$5,866,691
U.S. Treasury Obligations	—	98,973,620	—	98,973,620

	$65,853,843	$137,019,103	$28,903	202,901,849

Investments Valued at NAV(a)				587,737

				$203,489,586

Derivative Financial Instruments(b)
Assets
Commodity Contracts	$—	$9,602,777	$—	$9,602,777
Liabilities
Commodity Contracts	—	(1,101,604)	—	(1,101,604)

	$—	$8,501,173	$—	$8,501,173

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BCOMAGTR	Bloomberg Agriculture SubindexSM

BCOMENTR	Bloomberg Select Energy Subindex Total ReturnSM

BCOMINTR	Bloomberg Industrial Metals SubindexSM

BCOMLITR	Bloomberg Livestock SubindexSM

BCOMPRTR	Bloomberg Precious Metals SubindexSM

BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM

BCOMRENT	Bloomberg Roll Select Energy Subindex Total Return SM

BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM

BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM

BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM

BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM

BCOMTR	Bloomberg Commodity Index Total ReturnSM

GDR	Global Depositary Receipt

OTC	Over-the-Counter

6